UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Debt Fund

March 31, 2014

1.924255.103

SED-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.7%
		Principal Amount (c)	Value
Argentina - 2.5%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (e)		$ 4,598,820	$ 4,564,329
10.75% 12/1/20 (Reg. S)		469,800	466,277
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		130,000	137,475
City of Buenos Aires 9.95% 3/1/17 (e)		2,500,000	2,487,500
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		4,673,000	2,932,308
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		205,000	197,313
11.5% 7/20/20 (Reg. S)		10,000	10,400
Pan American Energy LLC 7.875% 5/7/21 (e)		2,840,000	2,896,800
Transportadora de Gas del Sur SA 9.625% 5/14/20 (e)		9,894,793	9,499,001
YPF SA 8.875% 12/19/18 (e)		5,040,000	5,260,500
TOTAL ARGENTINA			28,451,903
Bailiwick of Jersey - 0.5%
Polyus Gold International Ltd.:
5.625% 4/29/20 (e)		5,925,000	5,539,875
5.625% 4/29/20 (Reg. S)		550,000	514,250
TOTAL BAILIWICK OF JERSEY			6,054,125
Bermuda - 0.1%
Digicel Group Ltd. 8.25% 9/1/17 (e)		1,035,000	1,076,400
Brazil - 0.4%
Banco Daycoval SA 5.75% 3/19/19 (e)		1,645,000	1,661,450
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		2,290,000	2,375,875
TOTAL BRAZIL			4,037,325
British Virgin Islands - 1.0%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	12,822,000	5,184,744
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (e)		3,600,000	3,114,000
4.875% 10/7/20 (Reg. S)		300,000	259,500
Magnesita Finance Ltd. 8.625% (e)(f)		1,895,000	1,807,356
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (Reg. S)		1,700,000	1,755,702
TOTAL BRITISH VIRGIN ISLANDS			12,121,302
Canada - 0.6%
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (e)		1,750,000	1,815,625
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Canada - continued
Pacific Rubiales Energy Corp.: - continued
7.25% 12/12/21 (e)		$ 4,848,000	$ 5,320,680
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		3,220,000	0
TOTAL CANADA			7,136,305
Cayman Islands - 2.1%
Comcel Trust 6.875% 2/6/24 (e)		1,740,000	1,820,475
KWG Property Holding Ltd. 12.5% 8/18/17 (e)		1,830,000	1,976,400
Odebrecht Finance Ltd. 7.5% (e)(f)		8,250,000	8,311,875
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,045,000	4,090,793
6.875% 1/20/40		4,560,000	4,493,839
8.375% 12/10/18		3,055,000	3,559,448
TOTAL CAYMAN ISLANDS			24,252,830
El Salvador - 0.3%
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		3,314,000	3,541,838
Georgia - 0.9%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (e)		4,315,000	4,600,869
7.75% 7/5/17 (Reg. S)		1,100,000	1,172,875
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (e)		2,435,000	2,529,235
6.875% 5/16/17 (Reg. S)		450,000	467,415
JSC Georgian Railway 7.75% 7/11/22 (e)		1,565,000	1,672,985
TOTAL GEORGIA			10,443,379
Guatemala - 0.1%
Cementos Progreso Trust 7.125% 11/6/23 (e)		1,190,000	1,243,550
Indonesia - 2.6%
Perusahaan Penerbit SBSN 6.125% 3/15/19 (e)		2,710,000	2,960,675
PT Adaro Indonesia 7.625% 10/22/19 (e)		5,170,000	5,493,125
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (e)		2,775,000	2,827,031
PT Pertamina Persero:
4.3% 5/20/23 (e)		1,880,000	1,694,350
4.3% 5/20/23 (Reg S.)		1,000,000	901,250
4.875% 5/3/22 (e)		3,520,000	3,383,600
5.25% 5/23/21 (e)		2,200,000	2,205,500
5.625% 5/20/43 (e)		3,134,000	2,652,148
5.625% 5/20/43 (Reg. S)		900,000	761,625
6% 5/3/42 (e)		3,845,000	3,402,825
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - continued
PT Pertamina Persero: - continued
6.5% 5/27/41 (e)		$ 3,820,000	$ 3,605,125
6.5% 5/27/41 (Reg. S)		700,000	660,625
TOTAL INDONESIA			30,547,879
Ireland - 1.9%
CBOM Finance PLC 8.25% 8/5/14		2,220,000	2,225,550
MTS International Funding Ltd. 8.625% 6/22/20 (e)		7,160,000	8,162,400
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		6,025,000	6,168,094
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (e)		1,845,000	1,796,661
6.8% 11/22/25 (e)		1,269,000	1,256,310
6.902% 7/9/20 (e)		2,340,000	2,448,108
TOTAL IRELAND			22,057,123
Kazakhstan - 1.9%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (e)		1,100,000	992,750
Kazagro National Management Holding JSC 4.625% 5/24/23 (e)		1,050,000	971,250
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		2,025,000	2,207,250
7% 5/5/20 (e)		2,385,000	2,689,088
9.125% 7/2/18 (e)		2,325,000	2,790,000
KazMunaiGaz National Co.:
4.4% 4/30/23 (e)		1,840,000	1,734,200
5.75% 4/30/43 (e)		3,020,000	2,718,000
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		3,975,000	4,173,750
Zhaikmunai International BV:
7.125% 11/13/19 (e)		3,330,000	3,454,875
7.125% 11/13/19 (Reg. S)		450,000	466,875
TOTAL KAZAKHSTAN			22,198,038
Korea (South) - 0.2%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	104,200,000	1,673,381
Luxembourg - 3.2%
Alrosa Finance SA 7.75% 11/3/20 (e)		5,600,000	5,908,000
Aquarius Investments Luxemburg 8.25% 2/18/16		4,185,000	4,341,908
EVRAZ Group SA:
6.5% 4/22/20 (e)		1,915,000	1,599,025
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
EVRAZ Group SA: - continued
8.25% 11/10/15 (e)		$ 6,970,000	$ 7,024,366
9.5% 4/24/18 (Reg. S)		2,650,000	2,689,750
RSHB Capital SA 6% 6/3/21 (e)(g)		1,305,000	1,275,638
SB Capital SA 5.5% 2/26/24 (e)(g)		2,880,000	2,696,400
TMK Capital SA 7.75% 1/27/18		6,370,000	6,131,125
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		5,120,000	5,401,349
TOTAL LUXEMBOURG			37,067,561
Malaysia - 0.1%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		900,000	1,190,246
Mexico - 5.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	40,400,000	2,882,163
Comision Federal de Electricid 5.75% 2/14/42 (e)		950,000	934,164
Credito Real S.A.B. de CV 7.5% 3/13/19 (e)		770,000	796,950
Gruma S.A.B. de CV 7.75% (Reg. S) (f)		5,914,000	6,002,710
Office Depot de Mexico SA de CV 6.875% 9/20/20 (e)		2,345,000	2,441,731
Petroleos Mexicanos:
3.5% 1/30/23		3,085,000	2,902,985
4.875% 1/24/22		2,585,000	2,701,325
4.875% 1/18/24		2,680,000	2,767,100
4.875% 1/18/24 (e)		140,000	145,082
5.5% 1/21/21		4,130,000	4,512,025
5.5% 6/27/44		4,555,000	4,395,575
6% 3/5/20		2,000,000	2,252,500
6.375% 1/23/45 (e)		5,150,000	5,598,823
6.5% 6/2/41		6,205,000	6,794,475
6.625% (e)(f)		12,615,000	12,930,375
8% 5/3/19		1,500,000	1,830,000
Tenedora Nemak SA de CV 5.5% 2/28/23 (e)		1,550,000	1,575,188
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		4,885,000	5,147,569
TOTAL MEXICO			66,610,740
Netherlands - 4.0%
GTB Finance BV:
6% 11/8/18 (e)		3,040,000	3,002,000
7.5% 5/19/16 (e)		2,650,000	2,772,563
HSBK BV:
7.25% 5/3/17 (e)		2,625,000	2,791,688
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - continued
HSBK BV: - continued
7.25% 5/3/17 (Reg. S)		$ 550,000	$ 584,925
Indo Energy Finance BV 7% 5/7/18 (e)		3,350,000	3,257,875
Indosat Palapa Co. BV:
7.375% 7/29/20 (e)		2,050,000	2,224,250
7.375% 7/29/20		750,000	813,750
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,675,000	1,785,969
JSC Kazkommertsbank BV 8% 11/3/15 (e)		1,085,000	1,074,150
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		2,235,000	2,223,825
Listrindo Capital BV 6.95% 2/21/19 (e)		1,210,000	1,276,550
Majapahit Holding BV 7.75% 1/20/20 (e)		1,535,000	1,761,413
Metinvest BV:
8.75% 2/14/18 (Reg. S)		335,000	306,525
10.25% 5/20/15 (e)		5,370,000	5,208,900
10.25% 5/20/15 (Reg. S)		650,000	630,500
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		2,635,000	2,516,425
Myriad International Holding BV 6% 7/18/20 (e)		1,495,000	1,622,075
Nord Gold NV 6.375% 5/7/18 (e)		4,605,000	4,271,138
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (e)		3,435,000	3,503,700
Petrobras Global Finance BV 2.3789% 1/15/19 (g)		4,690,000	4,578,613
TOTAL NETHERLANDS			46,206,834
Nigeria - 0.2%
FBN Finance Co. BV 8.25% 8/7/20 (e)(g)		1,720,000	1,780,200
Paraguay - 0.5%
BBVA Paraguay SA 9.75% 2/11/16 (e)		3,050,000	3,301,625
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (e)		1,820,000	1,917,825
6.75% 12/13/22 (Reg. S)		400,000	421,500
TOTAL PARAGUAY			5,640,950
Philippines - 0.6%
Development Bank of Philippines 8.375% (f)(g)		3,885,000	4,077,203
Power Sector Assets and Liabilities Management Corp.:
7.39% 12/2/24 (e)		1,600,000	2,010,080
7.39% 12/2/24 (Reg. S)		500,000	628,150
TOTAL PHILIPPINES			6,715,433
Turkey - 1.2%
Akbank T.A.S. 7.5% 2/5/18 (e)	TRY	4,645,000	1,864,122
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Turkey - continued
Finansbank A/S:
5.15% 11/1/17 (e)		$ 5,880,000	$ 5,733,000
5.5% 5/11/16 (Reg. S)		2,700,000	2,700,000
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		3,690,000	3,894,795
TOTAL TURKEY			14,191,917
United Kingdom - 1.0%
Afren PLC:
6.625% 12/9/20 (e)		1,710,000	1,744,200
10.25% 4/8/19 (Reg. S)		1,565,000	1,782,144
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,120,000	6,372,400
Ferrexpo Finance PLC 7.875% 4/7/16 (e)		1,645,000	1,579,200
Shortline PLC 9.5% 5/21/18 (e)		775,000	635,500
TOTAL UNITED KINGDOM			12,113,444
United States of America - 1.2%
Pemex Project Funding Master Trust:
6.625% 6/15/35		7,845,000	8,707,950
6.625% 6/15/38		285,000	310,650
8.625% 12/1/23		320,000	395,200
Southern Copper Corp.:
6.75% 4/16/40		1,760,000	1,791,226
7.5% 7/27/35		2,750,000	3,021,942
TOTAL UNITED STATES OF AMERICA			14,226,968
Venezuela - 4.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		14,900,000	14,229,500
6% 11/15/26 (e)		3,965,000	2,151,013
8.5% 11/2/17 (e)		27,220,000	22,796,750
8.5% 11/2/17 (Reg. S)		3,600,000	3,015,000
9% 11/17/21 (Reg. S)		2,515,000	1,873,675
9.75% 5/17/35 (e)		11,090,000	7,846,175
12.75% 2/17/22 (e)		5,930,000	5,381,475
TOTAL VENEZUELA			57,293,588
TOTAL NONCONVERTIBLE BONDS (Cost $437,792,448)			437,873,259
Government Obligations - 56.8%
		Principal Amount (c)	Value
Argentina - 3.5%
Argentine Republic:
2.5% 12/31/38 (d)		$ 1,660,000	$ 697,200
7% 10/3/15		12,235,000	11,916,890
7% 4/17/17		11,925,000	10,650,350
8.28% 12/31/33		3,743,441	2,962,934
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		3,200,000	2,800,000
City of Buenos Aires 12.5% 4/6/15 (e)		2,535,000	2,636,400
Provincia de Cordoba 12.375% 8/17/17 (e)		5,130,000	4,623,413
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		3,986,400	3,926,604
TOTAL ARGENTINA			40,213,791
Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (e)		6,020,000	6,230,700
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (e)		1,670,000	1,586,500
Azerbaijan - 0.4%
Azerbaijan Rep 4.75% 3/18/24 (e)		1,600,000	1,606,400
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		2,400,000	2,288,400
5.45% 2/9/17 (Reg. S)		765,000	805,163
TOTAL AZERBAIJAN			4,699,963
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (e)		1,995,000	2,146,620
Bahrain - 0.2%
Bahrain Kingdom:
5.5% 3/31/20		1,100,000	1,182,500
6.125% 8/1/23 (e)		1,525,000	1,658,438
TOTAL BAHRAIN			2,840,938
Barbados - 0.1%
Barbados Government 7% 8/4/22 (e)		1,105,000	977,925
Belarus - 1.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		10,230,000	10,357,875
8.95% 1/26/18		2,075,000	2,126,875
TOTAL BELARUS			12,484,750
Government Obligations - continued
		Principal Amount (c)	Value
Bolivia - 0.5%
Plurinational State of Bolivia:
4.875% 10/29/22 (e)		$ 2,865,000	$ 2,836,350
5.95% 8/22/23 (e)		1,950,000	2,053,910
5.95% 8/22/23		400,000	421,315
TOTAL BOLIVIA			5,311,575
Brazil - 3.4%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (e)		2,340,000	2,383,875
Brazilian Federative Republic:
4.25% 1/7/25		1,760,000	1,702,800
5.625% 1/7/41		8,650,000	8,762,450
7.125% 1/20/37		7,810,000	9,362,238
8.25% 1/20/34		6,465,000	8,566,125
12.25% 3/6/30		4,755,000	8,238,038
TOTAL BRAZIL			39,015,526
Colombia - 1.4%
Colombian Republic:
6.125% 1/18/41		3,170,000	3,550,400
7.375% 9/18/37		3,450,000	4,416,000
10.375% 1/28/33		5,484,000	8,294,550
TOTAL COLOMBIA			16,260,950
Congo - 0.7%
Congo Republic 3.5% 6/30/29 (d)		9,514,357	8,574,814
Costa Rica - 0.3%
Costa Rican Republic:
4.25% 1/26/23 (e)		1,950,000	1,803,750
4.375% 4/30/25 (e)		1,120,000	1,002,400
5.625% 4/30/43 (e)		730,000	629,625
TOTAL COSTA RICA			3,435,775
Croatia - 1.6%
Croatia Republic:
5.5% 4/4/23 (e)		3,115,000	3,147,708
6% 1/26/24 (e)		1,150,000	1,196,000
6.25% 4/27/17 (e)		4,070,000	4,370,163
6.375% 3/24/21 (e)		3,120,000	3,361,800
Government Obligations - continued
		Principal Amount (c)	Value
Croatia - continued
Croatia Republic: - continued
6.625% 7/14/20 (e)		$ 2,760,000	$ 3,019,440
6.75% 11/5/19 (e)		3,100,000	3,413,875
TOTAL CROATIA			18,508,986
Dominican Republic - 1.1%
Dominican Republic:
1.1593% 8/30/24 (g)		4,800,000	4,086,000
5.875% 4/18/24 (e)		1,650,000	1,637,625
5.875% 4/18/24		470,000	466,475
7.5% 5/6/21 (e)		3,710,000	4,136,650
9.04% 1/23/18 (e)		2,714,955	2,986,450
TOTAL DOMINICAN REPUBLIC			13,313,200
El Salvador - 0.3%
El Salvador Republic:
7.625% 2/1/41 (e)		1,000,000	983,000
7.65% 6/15/35 (Reg. S)		1,375,000	1,368,125
8.25% 4/10/32 (Reg. S)		1,150,000	1,219,000
TOTAL EL SALVADOR			3,570,125
Gabon - 0.1%
Gabonese Republic 6.375% 12/12/24 (e)		590,000	623,925
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (e)		2,175,000	2,364,225
Hungary - 1.2%
Hungarian Republic:
4.125% 2/19/18		3,398,000	3,448,970
5.375% 3/25/24		1,704,000	1,707,408
5.75% 11/22/23		2,793,000	2,883,773
7.625% 3/29/41		5,188,000	5,979,170
TOTAL HUNGARY			14,019,321
Indonesia - 4.5%
Indonesian Republic:
3.375% 4/15/23 (e)		1,615,000	1,441,388
4.875% 5/5/21 (e)		4,990,000	5,114,750
5.25% 1/17/42 (e)		3,195,000	2,895,469
5.375% 10/17/23		2,150,000	2,230,625
5.875% 3/13/20 (e)		4,695,000	5,129,288
6.625% 2/17/37 (e)		3,100,000	3,286,000
6.75% 1/15/44 (e)		3,770,000	4,123,438
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - continued
Indonesian Republic: - continued
6.875% 1/17/18 (e)		$ 3,730,000	$ 4,238,213
7.75% 1/17/38 (e)		5,630,000	6,671,550
8.5% 10/12/35 (Reg. S)		7,320,000	9,296,400
11.625% 3/4/19 (e)		5,750,000	7,784,063
TOTAL INDONESIA			52,211,184
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,750,000	8,580,000
Ivory Coast - 0.2%
Ivory Coast 7.7743% 12/31/32 (d)		2,665,000	2,498,438
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		2,425,000	2,421,969
Lebanon - 1.7%
Lebanese Republic:
4% 12/31/17		8,982,000	8,892,180
4.75% 11/2/16		1,780,000	1,788,900
5.15% 11/12/18		2,650,000	2,631,450
5.45% 11/28/19		3,705,000	3,668,321
6.375% 3/9/20		2,570,000	2,647,100
TOTAL LEBANON			19,627,951
Lithuania - 0.6%
Lithuanian Republic:
6.125% 3/9/21 (e)		3,125,000	3,570,938
6.625% 2/1/22 (e)		2,745,000	3,241,159
6.625% 2/1/22 (Reg.S)		200,000	236,150
TOTAL LITHUANIA			7,048,247
Mexico - 2.9%
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		600,000	589,999
United Mexican States:
4.75% 3/8/44		7,358,000	6,990,100
5.55% 1/21/45		1,060,000	1,126,250
5.75% 10/12/2110		3,254,000	3,197,055
6.05% 1/11/40		8,232,000	9,363,900
6.75% 9/27/34		6,535,000	7,972,700
7.5% 4/8/33		1,800,000	2,362,500
8.3% 8/15/31		1,740,000	2,431,650
TOTAL MEXICO			34,034,154
Government Obligations - continued
		Principal Amount (c)	Value
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (e)		$ 2,805,000	$ 2,720,850
5.5% 12/11/42 (e)		1,250,000	1,159,375
TOTAL MOROCCO			3,880,225
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (e)		1,670,000	1,749,325
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,100,000	2,296,875
Nigeria - 0.7%
Central Bank of Nigeria warrants 11/15/20 (h)		3,750	661,838
Republic of Nigeria:
5.125% 7/12/18 (e)		2,150,000	2,196,225
6.375% 7/12/23 (e)		1,160,000	1,199,150
6.75% 1/28/21 (e)		1,100,000	1,174,250
11.9949% to 12.1833% 4/24/14	NGN	494,275,000	2,973,218
TOTAL NIGERIA			8,204,681
Pakistan - 0.7%
Islamic Republic of Pakistan:
7.125% 3/31/16 (e)		8,056,000	8,237,260
7.125% 3/31/16 (Reg. S)		100,000	102,250
TOTAL PAKISTAN			8,339,510
Panama - 0.4%
Panamanian Republic:
4.3% 4/29/53		1,480,000	1,211,750
6.7% 1/26/36		1,300,000	1,527,500
8.875% 9/30/27		1,265,000	1,748,863
9.375% 4/1/29		410,000	581,380
TOTAL PANAMA			5,069,493
Paraguay - 0.1%
Republic of Paraguay 4.625% 1/25/23 (e)		625,000	618,750
Peru - 1.0%
Peruvian Republic:
4% 3/7/27 (d)		3,350,000	3,350,000
Government Obligations - continued
		Principal Amount (c)	Value
Peru - continued
Peruvian Republic: - continued
5.625% 11/18/50		$ 660,000	$ 701,250
8.75% 11/21/33		4,850,000	7,081,000
TOTAL PERU			11,132,250
Philippines - 1.7%
Philippine Republic:
7.75% 1/14/31		4,860,000	6,646,050
9.5% 2/2/30		5,135,000	7,991,344
10.625% 3/16/25		3,535,000	5,501,344
TOTAL PHILIPPINES			20,138,738
Romania - 0.9%
Romanian Republic:
4.375% 8/22/23 (e)		2,308,000	2,264,725
6.125% 1/22/44 (e)		3,368,000	3,554,924
6.75% 2/7/22 (e)		4,011,000	4,672,815
6.75% 2/7/22		400,000	466,000
TOTAL ROMANIA			10,958,464
Russia - 5.0%
Russian Federation:
4.875% 9/16/23 (e)		1,600,000	1,582,000
5.625% 4/4/42 (e)		4,800,000	4,644,000
5.875% 9/16/43 (e)		1,800,000	1,768,500
7.5% 3/31/30 (Reg. S)		26,249,200	29,858,442
12.75% 6/24/28 (Reg. S)		12,720,000	20,733,600
TOTAL RUSSIA			58,586,542
Serbia - 1.2%
Republic of Serbia:
5.25% 11/21/17 (e)		1,580,000	1,639,250
5.875% 12/3/18 (e)		3,410,000	3,606,075
6.75% 11/1/24 (e)		6,385,603	6,409,549
7.25% 9/28/21 (e)		2,200,000	2,464,220
TOTAL SERBIA			14,119,094
South Africa - 0.1%
South African Republic 5.875% 9/16/25		1,195,000	1,284,625
Sri Lanka - 1.3%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		1,195,000	1,200,975
Government Obligations - continued
		Principal Amount (c)	Value
Sri Lanka - continued
Democratic Socialist Republic of Sri Lanka: - continued
5.875% 7/25/22		$ 785,000	$ 788,925
6% 1/14/19 (e)		2,615,000	2,735,944
6.25% 10/4/20 (e)		5,090,000	5,331,775
6.25% 7/27/21 (e)		2,520,000	2,623,950
7.4% 1/22/15 (e)		2,210,000	2,292,875
TOTAL SRI LANKA			14,974,444
Tanzania - 0.2%
United Republic of Tanzania 6.332% 3/9/20 (g)		2,260,000	2,392,775
Turkey - 5.6%
Export Credit Bank of Turkey 5.375% 11/4/16 (e)		2,240,000	2,331,392
Turkish Republic:
5.125% 3/25/22		2,815,000	2,820,630
5.625% 3/30/21		3,275,000	3,415,825
6% 1/14/41		3,130,000	3,075,225
6.25% 9/26/22		3,125,000	3,357,813
6.75% 4/3/18		4,400,000	4,848,800
6.75% 5/30/40		3,965,000	4,238,585
6.875% 3/17/36		7,770,000	8,422,680
7% 3/11/19		2,870,000	3,200,050
7.25% 3/5/38		4,825,000	5,464,313
7.375% 2/5/25		7,725,000	8,860,575
7.5% 7/14/17		2,875,000	3,231,845
7.5% 11/7/19		3,975,000	4,553,363
8% 2/14/34		1,900,000	2,303,750
11.875% 1/15/30		2,920,000	4,686,600
TOTAL TURKEY			64,811,446
Ukraine - 1.9%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		3,975,000	3,458,250
Ukraine Government:
7.75% 9/23/20 (e)		1,920,000	1,795,200
7.8% 11/28/22 (e)		2,400,000	2,223,000
7.8% 11/28/22		250,000	231,563
7.95% 6/4/14 (e)		6,860,000	6,724,172
7.95% 6/4/14 (Reg.S)		2,260,000	2,215,252
7.95% 2/23/21		350,000	329,000
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
7.95% 2/23/21 (e)		$ 1,200,000	$ 1,128,000
9.25% 7/24/17 (e)		3,515,000	3,444,700
TOTAL UKRAINE			21,549,137
United Arab Emirates - 0.2%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,540,000	1,927,310
United States of America - 0.6%
U.S. Treasury Bonds 3.625% 8/15/43		7,289,000	7,377,838
Uruguay - 0.6%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		4,940,000	6,471,400
Venezuela - 5.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		57,010	1,382,493
5.75% 2/26/16 (Reg S.)		4,300,000	3,735,625
6% 12/9/20		2,680,000	1,815,700
7% 3/31/38		2,400,000	1,464,000
8.5% 10/8/14		7,200,000	7,074,000
9% 5/7/23 (Reg. S)		10,985,000	8,156,363
9.25% 9/15/27		2,470,000	1,840,150
9.25% 5/7/28 (Reg. S)		3,990,000	2,912,700
9.375% 1/13/34		3,460,000	2,537,910
11.75% 10/21/26 (Reg. S)		5,680,000	4,842,200
11.95% 8/5/31 (Reg. S)		10,185,000	8,657,250
12.75% 8/23/22		10,290,000	9,466,800
13.625% 8/15/18		5,005,000	4,979,975
TOTAL VENEZUELA			58,865,166
Vietnam - 1.0%
Vietnamese Socialist Republic:
1.1875% 3/12/16 (g)		1,527,304	1,344,028
4% 3/12/28 (d)		8,288,750	7,376,987
6.875% 1/15/16 (e)		2,740,000	2,945,500
TOTAL VIETNAM			11,666,515
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (e)		1,335,000	1,139,756
TOTAL GOVERNMENT OBLIGATIONS (Cost $654,413,135)			660,155,911
Sovereign Loan Participations - 0.5%
		Principal Amount (c)	Value
Indonesia - 0.5%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (g)		$ 3,588,194	$ 3,426,726
Mizuho 1.1875% 12/14/19 (g)		2,898,051	2,767,639
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $6,229,014)			6,194,365
Preferred Securities - 1.3%

Brazil - 0.7%
Cosan Overseas Ltd. 8.25% (f)	2,550,000	2,639,877
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	5,560,000	5,920,435
TOTAL BRAZIL		8,560,312
British Virgin Islands - 0.0%
Magnesita Finance Ltd. 8.625% (Reg. S) (f)	300,000	292,306
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (f)	4,915,000	4,296,752
Odebrecht Finance Ltd. 7.5% (Reg. S) (f)	300,000	303,351
TOTAL CAYMAN ISLANDS		4,600,103
India - 0.2%
Reliance Industries Ltd.:
5.875% (e)(f)	2,000,000	1,832,852
5.875% (Reg. S) (f)	300,000	274,928
TOTAL INDIA		2,107,780
TOTAL PREFERRED SECURITIES (Cost $16,285,577)		15,560,501
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $30,022,372)	30,022,372	$ 30,022,372
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,144,742,546)		1,149,806,408
NET OTHER ASSETS (LIABILITIES) - 1.1%		12,754,664
NET ASSETS - 100%		$ 1,162,561,072
Currency Abbreviations
BRL	-	Brazilian real
INR	-	Indian rupee
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $499,052,231 or 42.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,415
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 437,873,259	$ -	$ 437,873,259	$ -
Government Obligations	660,155,911	-	656,805,911	3,350,000
Sovereign Loan Participations	6,194,365	-	-	6,194,365
Preferred Securities	15,560,501	-	15,560,501	-
Money Market Funds	30,022,372	30,022,372	-	-
Total Investments in Securities:	$ 1,149,806,408	$ 30,022,372	$ 1,110,239,671	$ 9,544,365
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $1,134,944,735. Net unrealized appreciation aggregated $14,861,673, of which $40,667,307 related to appreciated investment securities and $25,805,634 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014